UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08226

Templeton Global Investment Trust

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  (954) 527-7500

Date of fiscal year end:   03/31

Date of reporting period:  12/31/17

Item 1. Schedule of Investments.

TEMPLETON GLOBAL INVESTMENT TRUST

Statement of Investments, December 31, 2017 (unaudited)
Templeton Dynamic Equity Fund
	Industry	Shares	Value
Common Stocks 95.4%
Belgium 1.2%
UCB SA.	Pharmaceuticals	1,640	$130,221
China 6.1%
China Merchants Port Holdings Co. Ltd	Transportation Infrastructure	59,981	156,999
China Mobile Ltd	Wireless Telecommunication Services	20,206	204,961
ENN Energy Holdings Ltd	Gas Utilities	27,600	196,945
Kunlun Energy Co. Ltd	Oil, Gas & Consumable Fuels	118,000	122,941
			681,846
Denmark 3.7%
H. Lundbeck AS	Pharmaceuticals	2,110	107,115
Orsted AS	Electric Utilities	5,607	306,058
			413,173
France 6.7%
Amundi SA.	Capital Markets	2,759	233,869
AXA SA	Insurance	3,889	115,414
BNP Paribas SA	Banks	1,456	108,745
Total SA.	Oil, Gas & Consumable Fuels	5,196	287,052
			745,080
Italy 1.6%
[a] UniCredit SpA	Banks	9,375	175,246
Japan 4.3%
ITOCHU Corp	Trading Companies & Distributors	7,200	134,371
Kirin Holdings Co. Ltd	Beverages	9,750	245,772
Mazda Motor Corp	Automobiles	7,600	101,943
			482,086
Netherlands 3.3%
Aegon NV	Insurance	20,273	129,280
NN Group NV	Insurance	5,548	240,432
			369,712
South Korea 10.8%
DB Insurance Co. Ltd	Insurance	1,838	122,605
Hana Financial Group Inc	Banks	3,699	172,582
KB Financial Group Inc	Banks	2,392	142,080
Lotte Chemical Corp	Chemicals	355	122,394
Samsung Electronics Co. Ltd	Technology Hardware, Storage & Peripherals	157	374,785
Shinhan Financial Group Co. Ltd	Banks	5,869	271,628
			1,206,074
Switzerland 4.3%
Novartis AG	Pharmaceuticals	3,166	267,746
Roche Holding AG	Pharmaceuticals	865	218,836
			486,582
Taiwan 0.9%
Pegatron Corp	Technology Hardware, Storage & Peripherals	43,000	104,358
Thailand 4.4%
Bangkok Bank PCL, fgn	Banks	26,200	176,168
PTT Exploration and Production PCL, fgn	Oil, Gas & Consumable Fuels	60,900	186,982
PTT Global Chemical PCL, fgn	Chemicals	49,400	128,923
			492,073

	Quarterly Statement of Investments | See Notes to Statements of Investments. | 1

TEMPLETON GLOBAL INVESTMENT TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Dynamic Equity Fund (continued)
	Industry	Shares	Value

Common Stocks (continued)
United Kingdom 4.8%
BAE Systems PLC	Aerospace & Defense	21,562	$166,848
Capita PLC	Professional Services	15,615	84,539
GKN PLC	Auto Components	25,390	109,516
Prudential PLC	Insurance	6,849	176,244
			537,147
United States 43.3%
Ally Financial Inc	Consumer Finance	4,797	139,881
[a] Alphabet Inc., A	Internet Software & Services	246	259,136
AmerisourceBergen Corp	Health Care Providers & Services	1,400	128,548
Amgen Inc	Biotechnology	626	108,861
Apple Inc	Technology Hardware, Storage & Peripherals	1,925	325,768
Avnet Inc	Electronic Equipment, Instruments
	& Components	2,900	114,898
Capital One Financial Corp	Consumer Finance	1,780	177,252
[a] Celgene Corp	Biotechnology	800	83,488
Comcast Corp., A	Media	6,056	242,543
CVS Health Corp	Food & Staples Retailing	2,626	190,385
Devon Energy Corp	Oil, Gas & Consumable Fuels	4,990	206,586
Eastman Chemical Co	Chemicals	2,521	233,545
[a] eBay Inc	Internet Software & Services	4,900	184,926
Eli Lilly & Co	Pharmaceuticals	2,899	244,850
Gilead Sciences Inc	Biotechnology	1,400	100,296
Jones Lang LaSalle Inc	Real Estate Management & Development	900	134,037
JPMorgan Chase & Co	Banks	1,910	204,255
LyondellBasell Industries NV, A	Chemicals	3,495	385,568
Microsoft Corp	Software	3,227	276,038
Oracle Corp	Software	5,831	275,690
Perrigo Co. PLC	Pharmaceuticals	1,430	124,639
Pfizer Inc	Pharmaceuticals	4,100	148,502
The Procter & Gamble Co	Household Products	2,161	198,553
Twenty-First Century Fox Inc., A	Media	5,502	189,984
United Parcel Service Inc., B	Air Freight & Logistics	1,368	162,997
			4,841,226
Total Common Stocks (Cost $9,420,449)			10,664,824

Short Term Investments (Cost $603,594) 5.4%
Money Market Funds 5.4%
United States 5.4%
[b,c] Institutional Fiduciary Trust Money Market Portfolio, 0.89%		603,594	603,594
Total Investments (Cost $10,024,043) 100.8%			11,268,418
Other Assets, less Liabilities (0.8)%			(93,875)
Net Assets 100.0%			$11,174,543

[a]Non-income producing.
[b]See Note 6 regarding investments in affiliated management investment companies.
[c]The rate shown is the annualized seven-day yield at period end.

|2

TEMPLETON GLOBAL INVESTMENT TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Dynamic Equity Fund (continued)

At December 31, 2017, the Fund had the following forward exchange contracts outstanding. See Note 3.
Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
British Pound	BOFA	Buy	28,500	$37,600	1/18/18	$916	$—
British Pound	BOFA	Sell	406,498	540,000	1/18/18	—	(9,345)
Euro	BOFA	Buy	185,000	220,493	1/18/18	1,750	—
Euro	BOFA	Sell	1,315,007	1,558,460	1/18/18	—	(21,277)
South Korean Won	BOFA	Buy	69,054,988	63,882	1/18/18	837	—
South Korean Won	BOFA	Sell	1,256,170,128	1,113,626	1/18/18	—	(63,675)
Total Forward Exchange Contracts						$3,503	$(94,297)
Net unrealized appreciation (depreciation)							$(90,794)

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Abbreviations on page 17.

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TEMPLETON GLOBAL INVESTMENT TRUST

Statement of Investments, December 31, 2017 (unaudited)
Templeton Emerging Markets Small Cap Fund
	Industry	Shares	Value

Common Stocks 93.3%
Austria 0.5%
DO & CO Restaurants & Catering AG	Hotels, Restaurants & Leisure	92,774	$5,144,593
Botswana 0.2%
Letshego Holdings Ltd	Consumer Finance	9,617,099	1,836,943
Brazil 2.5%
Arezzo Industria e Comercio SA	Textiles, Apparel & Luxury Goods	236,100	3,898,827
Grendene SA	Textiles, Apparel & Luxury Goods	1,022,612	8,783,019
[a] Ser Educacional SA, Reg S	Diversified Consumer Services	1,036,500	9,794,095
Wiz Solucoes e Corretagem de seguros SA	Insurance	983,685	3,480,442
			25,956,383
China 13.0%
[b,c] Baozun Inc., ADR	Internet Software & Services	478,625	15,105,405
Chinasoft International Ltd	IT Services	8,008,000	5,319,636
Chongqing Machinery & Electric Co. Ltd., H	Industrial Conglomerates	25,310,000	2,656,419
COSCO Shipping Ports Ltd	Transportation Infrastructure	7,149,951	7,440,192
Green Seal Holding Ltd	Chemicals	952,600	2,077,501
[b] Health and Happiness H&H International Holdings Ltd	Food Products	1,851,500	12,299,334
Huaxin Cement Co. Ltd., B	Construction Materials	9,955,953	12,136,307
Jiangling Motors Corp. Ltd., B	Automobiles	3,948,718	6,459,181
[c] Luye Pharma Group Ltd	Pharmaceuticals	10,634,000	8,397,932
[b] Noah Holdings Ltd., ADR	Capital Markets	214,154	9,911,047
[b] Sohu.com Inc	Internet Software & Services	77,722	3,369,249
Sunny Optical Technology Group Co. Ltd	Electronic Equipment, Instruments
	& Components	1,002,000	12,812,200
TravelSky Technology Ltd., H	IT Services	4,567,200	13,708,293
Uni-President China Holdings Ltd	Food Products	11,454,000	9,587,943
Weifu High-Technology Co. Ltd., B	Auto Components	1,988,000	4,251,903
Xinyi Solar Holdings Ltd	Semiconductors & Semiconductor Equipment	18,680,200	7,220,694
Xtep International Holdings Ltd	Textiles, Apparel & Luxury Goods	8,836,600	3,449,654
			136,202,890
Czech Republic 1.7%
[b] Fortuna Entertainment Group NV	Hotels, Restaurants & Leisure	899,465	7,504,342
[d] Moneta Money Bank AS, 144A	Banks	2,567,132	9,934,330
			17,438,672
Egypt 2.8%
[b] Arabian Food Industries Co. DOMTY	Food Products	2,409,850	1,374,346
Eastern Tobacco	Tobacco	232,582	5,494,063
Egyptian International Pharmaceuticals EIPICO	Pharmaceuticals	1,373,432	10,814,425
[b] Global Telecom Holding SAE	Wireless Telecommunication Services	15,222,239	6,335,465
Integrated Diagnostics Holdings PLC.	Health Care Providers & Services	1,049,430	4,879,850
			28,898,149
Georgia 0.9%
[b] Georgia Healthcare Group PLC	Health Care Providers & Services	1,950,607	9,351,400
Hong Kong 2.8%
Amvig Holdings Ltd	Containers & Packaging	6,108,000	1,633,939
I.T Ltd	Specialty Retail	12,510,395	5,332,192
Ju Teng International Holdings Ltd	Electronic Equipment, Instruments
	& Components	17,608,000	5,746,994
Luk Fook Holdings (International) Ltd	Specialty Retail	3,888,000	16,695,879
			29,409,004

	Quarterly Statement of Investments | See Notes to Statements of Investments. | 4

TEMPLETON GLOBAL INVESTMENT TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Small Cap Fund (continued)
	Industry	Shares	Value

Common Stocks (continued)
Hungary 0.8%
Richter Gedeon Nyrt	Pharmaceuticals	330,880	$8,660,309
India 19.1%
Apollo Tyres Ltd	Auto Components	6,432,450	27,028,583
Bajaj Holdings & Investment Ltd	Diversified Financial Services	922,172	41,419,014
Balkrishna Industries Ltd	Auto Components	729,202	13,639,984
Biocon Ltd	Biotechnology	1,393,872	11,731,319
Dalmia Bharat Ltd	Construction Materials	182,460	9,168,872
[b] Equitas Holdings Ltd	Consumer Finance	3,113,000	7,219,293
Federal Bank Ltd	Banks	12,610,038	21,431,534
Glenmark Pharmaceuticals Ltd	Pharmaceuticals	526,202	4,902,234
Great Eastern Shipping Co. Ltd	Oil, Gas & Consumable Fuels	717,900	4,490,811
JK Cement Ltd	Construction Materials	761,388	13,246,768
Redington India Ltd	Electronic Equipment, Instruments
	& Components	6,117,598	16,731,401
Tata Chemicals Ltd	Chemicals	1,700,500	19,486,228
Vardhman Textiles Ltd	Textiles, Apparel & Luxury Goods	468,044	10,109,061
			200,605,102
Indonesia 1.5%
[b] Bank Permata Tbk PT	Banks	52,896,897	2,436,747
Hexindo Adiperkasa Tbk PT	Trading Companies & Distributors	13,008,000	2,866,698
Mandom Indonesia Tbk PT	Personal Products	2,341,500	3,089,209
[b] Panin Financial Tbk PT	Insurance	396,600,700	7,249,456
			15,642,110
Kuwait 0.0%†
[b,e] National Gulf Holding	Diversified Financial Services	1,021,638	462,677
Malaysia 2.0%
7-Eleven Malaysia Holdings Bhd	Food & Staples Retailing	16,197,500	6,163,615
Hartalega Holdings Bhd	Health Care Equipment & Supplies	1,225,800	3,234,876
Oldtown Bhd	Food Products	15,124,025	11,547,625
			20,946,116
Mexico 1.5%
Grupo Herdez SAB de CV	Food Products	4,483,374	10,420,353
Nemak SAB de CV	Auto Components	6,720,300	4,877,238
			15,297,591
Nigeria 0.2%
UAC of Nigeria PLC	Food Products	45,432,007	2,131,519
Pakistan 0.5%
Habib Bank Ltd	Banks	2,963,600	4,470,833
The Hub Power Co. Ltd	Independent Power & Renewable
	Electricity Producers	600,000	498,482
United Bank Ltd	Banks	434,000	737,055
			5,706,370
Peru 0.7%
[a] Intercorp Financial Services Inc., Reg S.	Banks	200,780	7,679,835
Philippines 1.1%
DMCI Holdings Inc	Industrial Conglomerates	15,192,600	4,374,200
International Container Terminal Services Inc	Transportation Infrastructure	2,817,780	5,943,792
Pepsi-Cola Products Philippines Inc	Beverages	21,736,200	934,386
			11,252,378

|5

TEMPLETON GLOBAL INVESTMENT TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Small Cap Fund (continued)
	Industry	Shares	Value

Common Stocks (continued)
Poland 1.7%
Amica SA	Household Durables	112,408	$4,063,757
Fabryki Mebli Forte SA	Household Durables	363,000	5,213,794
Prime Car Management SA	Road & Rail	323,178	2,650,484
Wawel SA	Food Products	15,078	4,464,515
[b] Work Service SA.	Professional Services	1,517,548	1,835,278
			18,227,828
Russia 3.2%
Detsky Mir PJSC.	Specialty Retail	1,793,288	2,984,045
[a] Globaltrans Investment PLC, GDR, Reg S	Road & Rail	117,550	1,103,795
[b,d] Lenta Ltd., GDR, 144A	Food & Staples Retailing	208,000	1,210,560
[a,b] Mail.Ru Group Ltd., GDR, Reg S.	Internet Software & Services	464,316	13,418,732
[a] TMK PAO, GDR, Reg S	Energy Equipment & Services	1,079,600	4,998,548
[a,b] X5 Retail Group NV, GDR, Reg S	Food & Staples Retailing	247,043	9,330,814
			33,046,494
South Korea 10.6%
Bukwang Pharmaceutical Co. Ltd	Pharmaceuticals	124,816	2,759,719
[b] Cosmecca Korea Co. Ltd	Personal Products	89,590	5,455,768
Fila Korea Ltd	Textiles, Apparel & Luxury Goods	175,259	13,398,416
Hankook Tire Worldwide Co. Ltd	Diversified Financial Services	484,000	8,570,184
Hans Biomed Corp	Biotechnology	435,466	12,463,742
Interojo Co. Ltd	Health Care Equipment & Supplies	111,210	4,047,811
Interpark Holdings Corp	Internet & Direct Marketing Retail	170,863	630,706
I-Sens Inc	Health Care Equipment & Supplies	181,746	4,307,927
LF Corp	Textiles, Apparel & Luxury Goods	204,751	6,004,175
Mando Corp	Auto Components	48,590	14,043,813
Medy-tox Inc	Biotechnology	29,386	13,349,827
Sebang Global Battery Co. Ltd	Auto Components	238,646	7,993,062
Silicon Works Co. Ltd	Semiconductors & Semiconductor Equipment	213,959	10,603,987
Vieworks Co. Ltd	Health Care Equipment & Supplies	151,355	5,799,667
Youngone Corp	Textiles, Apparel & Luxury Goods	61,846	1,825,178
			111,253,982
Sri Lanka 1.7%
Hatton National Bank PLC	Banks	3,372,511	5,470,718
Hemas Holdings PLC	Industrial Conglomerates	14,964,257	12,283,364
			17,754,082
Switzerland 1.5%
[b] Wizz Air Holdings PLC	Airlines	315,667	15,687,564
Taiwan 7.5%
ADLINK Technology Inc	Technology Hardware, Storage & Peripherals	4,328,797	9,338,423
Eclat Textile Co. Ltd	Textiles, Apparel & Luxury Goods	581,400	5,830,266
FIT Hon Teng Ltd	Electronic Equipment, Instruments
	& Components	5,249,000	3,554,044
Flytech Technology Co. Ltd	Electronic Equipment, Instruments
	& Components	2,181,220	6,021,570
Merida Industry Co. Ltd	Leisure Products	2,188,000	9,218,998
Novatek Microelectronics Corp. Ltd	Semiconductors & Semiconductor Equipment	1,976,000	7,559,780
Pacific Hospital Supply Co. Ltd	Health Care Equipment & Supplies	1,552,000	4,336,832
PChome Online Inc	Internet Software & Services	1,250,035	5,772,569
[b] PharmaEssentia Corp	Biotechnology	210,500	1,014,646
Primax Electronics Ltd	Technology Hardware, Storage & Peripherals	3,733,500	9,941,905

|6

TEMPLETON GLOBAL INVESTMENT TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Small Cap Fund (continued)
	Industry	Shares	Value

Common Stocks (continued)
Taiwan (continued)
Shin Zu Shing Co. Ltd	Machinery	1,793,000	$4,532,814
St. Shine Optical Co. Ltd	Health Care Equipment & Supplies	189,000	6,211,447
TTY Biopharm Co. Ltd	Pharmaceuticals	1,626,900	5,620,968
			78,954,262
Thailand 2.2%
Delta Electronics Thailand PCL, fgn	Electronic Equipment, Instruments
	& Components	950,900	2,138,576
Dynasty Ceramic PCL, fgn	Building Products	16,746,100	1,778,984
Major Cineplex Group PCL, fgn	Media	5,920,300	5,271,375
TISCO Financial Group PCL, fgn	Banks	5,172,000	14,053,485
			23,242,420
Turkey 4.2%
[b] Bizim Toptan Satis Magazalari AS	Food & Staples Retailing	426,456	866,277
[b] Mavi Giyim Sanayi Ve Ticaret AS, B	Textiles, Apparel & Luxury Goods	521,341	7,977,043
[b] Ozak Gayrimenkul Yatirim Ortakligi	Equity Real Estate Investment Trusts (REITs)	7,266,311	4,485,614
Pinar Entegre Et ve Un Sanayi AS	Food Products	781,877	1,996,668
[f] Pinar Sut Mamulleri Sanayii AS	Food Products	3,279,170	10,813,493
[b,f] Reysas Gayrimenkul Yatirim Ortakligi AS	Equity Real Estate Investment Trusts (REITs)	24,575,397	8,233,724
Soda Sanayii AS	Chemicals	4,687,818	6,232,945
Tekfen Holding AS.	Construction & Engineering	773,695	3,469,850
			44,075,614
United Arab Emirates 1.0%
Agthia Group PJSC	Food Products	1,299,581	1,698,105
Aramex PJSC	Air Freight & Logistics	7,672,868	8,981,443
			10,679,548
United Kingdom 1.1%
Stock Spirits Group PLC	Beverages	3,181,741	11,547,602
United States 1.1%
[b] IMAX Corp	Media	171,744	3,975,874
[b] Luxoft Holding Inc	IT Services	141,513	7,882,274
			11,858,148
Vietnam 5.7%
DHG Pharmaceutical JSC	Pharmaceuticals	1,677,648	8,495,355
[b] Hoa Phat Group JSC.	Metals & Mining	8,420,237	17,370,678
Imexpharm Pharmaceutical JSC	Pharmaceuticals	559,484	1,625,977
Masan Group Corp	Food Products	1,135,350	3,834,494
Vietnam Container Shipping JSC	Marine	1,459,582	2,763,630
Vietnam Dairy Products JSC	Food Products	340,169	3,124,582
[b] Vincom Retail JSC	Real Estate Management & Development	6,697,210	13,904,599
[b] Vingroup JSC	Real Estate Management & Development	2,465,660	8,392,581
			59,511,896
Total Common Stocks (Cost $753,026,742) .			978,461,481

|7

TEMPLETON GLOBAL INVESTMENT TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Small Cap Fund (continued)
		Industry	Shares	Value
Participatory Notes 0.9%
Saudi Arabia 0.9%
[d] Deutsche Bank AG/London, Saudi Dairy & Foodstuff Co.,
144A, 4/12/18		Food Products	40,309	$1,418,763
HSBC Bank PLC, Mouwasat Medical Services Co.,
3/05/18	.	Health Care Providers & Services	213,070	8,624,384
Total Participatory Notes
(Cost $8,195,853)				10,043,147
Preferred Stocks 1.0%
Brazil 0.4%
[g] Marcopolo SA, 0.464%, pfd		Machinery	3,636,826	4,380,726
Chile 0.6%
[g] Embotelladora Andina SA, 2.667%, pfd., A.		Beverages	1,250,500	5,791,233
Total Preferred Stocks (Cost $6,261,008)				10,171,959
Total Investments before Short Term
Investments (Cost $767,483,603)				998,676,587

Short Term Investments 5.9%
Money Market Funds (Cost $49,676,805)
4.7%
United States 4.7%
[h,i] Institutional Fiduciary Trust Money Market Portfolio,
0.89%			49,676,805	49,676,805

Investments from Cash Collateral Received
from Loaned Securities (Cost $12,077,445)
1.2%
Money Market Funds 1.2%
United States 1.2%
[h,i] Institutional Fiduciary Trust Money Market Portfolio,
0.89%			12,077,445	12,077,445
Total Investments (Cost $829,237,853)
101.1%				1,060,430,837
Other Assets, less Liabilities (1.1)%				(11,845,983)
Net Assets 100.0%				$1,048,584,854

|8

TEMPLETON GLOBAL INVESTMENT TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Small Cap Fund (continued)

See Abbreviations on page 17.

†Rounds to less than 0.1% of net assets.
aSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At December 31, 2017, the aggregate value of these securities was $46,325,819, representing 4.4% of net assets.
bNon-income producing.
cA portion or all of the security is on loan at December 31, 2017.
dSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
December 31, 2017, the aggregate value of these securities was $12,563,653, representing 1.2% of net assets.
eFair valued using significant unobservable inputs. See Note 7 regarding fair value measurements.
fSee Note 5 regarding holdings of 5% voting securities.
gVariable rate security. The rate shown represents the yield at period end.
hSee Note 6 regarding investments in affiliated management investment companies.
iThe rate shown is the annualized seven-day yield at period end.

|9

TEMPLETON GLOBAL INVESTMENT TRUST

Statement of Investments, December 31, 2017 (unaudited)
Templeton Frontier Markets Fund
	Industry	Shares	Value
Common Stocks 90.6%
Argentina 11.3%
Banco Macro SA, ADR.	Banks	14,387	$1,667,166
BBVA Banco Frances SA, ADR	Banks	66,601	1,678,345
Grupo Financiero Galicia SA, ADR	Banks	35,631	2,346,301
Telecom Argentina SA, B, ADR	Diversified Telecommunication Services	83,695	3,065,748
YPF Sociedad Anonima, D, ADR	Oil, Gas & Consumable Fuels	149,109	3,416,087
			12,173,647
Bangladesh 4.0%
Beximco Pharmaceuticals Ltd	Pharmaceuticals	459,598	583,000
Brac Bank Ltd	Banks	2,239,625	2,938,366
Islami Bank Bangladesh Ltd	Banks	1,740,800	767,613
			4,288,979
Cambodia 0.5%
NagaCorp Ltd	Hotels, Restaurants & Leisure	736,311	571,116
Colombia 0.6%
Grupo Nutresa SA	Food Products	69,754	650,225
Egypt 6.7%
Commercial International Bank Egypt SAE	Banks	375,600	1,641,402
Egyptian International Pharmaceuticals EIPICO	Pharmaceuticals	316,015	2,488,307
[a] Global Telecom Holding SAE	Wireless Telecommunication Services	7,536,676	3,136,749
			7,266,458
Kenya 5.4%
East African Breweries Ltd	Beverages	1,129,670	2,583,354
KCB Group Ltd	Banks	7,669,487	3,195,619
			5,778,973
Kuwait 10.1%
Agility Public Warehousing Co. KSC	Air Freight & Logistics	229,021	609,153
Human Soft Holding Co. KSC	Diversified Consumer Services	179,645	2,227,652
Mezzan Holding Co	Food Products	268,601	690,376
Mobile Telecommunications Co. KSC.	Wireless Telecommunication Services	1,738,572	2,502,414
National Bank of Kuwait SAKP	Banks	1,607,987	3,882,313
[a,b] National Gulf Holding.	Diversified Financial Services	2,103,637	952,691
			10,864,599
Nigeria 2.4%
Guaranty Trust Bank PLC	Banks	3,700,000	418,820
Nigerian Breweries PLC	Beverages	2,764,965	1,036,862
UAC of Nigeria PLC	Food Products	15,680,314	735,668
Zenith Bank PLC	Banks	5,872,667	418,264
			2,609,614
Oman 1.4%
Bank Muscat SAOG.	Banks	1,443,496	1,462,243
Pakistan 2.2%
Habib Bank Ltd	Banks	286,800	432,661
Indus Motor Co. Ltd	Automobiles	51,414	780,267
United Bank Ltd	Banks	657,900	1,117,301
			2,330,229

	Quarterly Statement of Investments | See Notes to Statements of Investments. | 10

TEMPLETON GLOBAL INVESTMENT TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Frontier Markets Fund (continued)
	Industry	Shares	Value
Common Stocks (continued)
Peru 4.4%
Alicorp SA	Food Products	257,788	$844,032
Compania de Minas Buenaventura SA, ADR	Metals & Mining	111,550	1,570,624
[c] InRetail Peru Corp., Reg S	Food & Staples Retailing	71,862	1,509,102
[c] Intercorp Financial Services Inc., Reg S	Banks	22,760	870,570
			4,794,328
Philippines 7.6%
BDO Unibank Inc	Banks	729,300	2,391,411
DMCI Holdings Inc	Industrial Conglomerates	2,799,700	806,080
GT Capital Holdings Inc	Diversified Financial Services	22,790	588,723
Metropolitan Bank & Trust Co	Banks	1,354,270	2,745,663
Puregold Price Club Inc	Food & Staples Retailing	29,800	29,791
Robinsons Retail Holdings Inc	Food & Staples Retailing	855,690	1,645,870
			8,207,538
Romania 1.7%
Banca Transilvania	Banks	1,484,782	813,537
OMV Petrom SA	Oil, Gas & Consumable Fuels	14,474,297	1,064,875
			1,878,412
Senegal 3.7%
Sonatel	Diversified Telecommunication Services	93,372	4,013,619
Sri Lanka 4.9%
Commercial Bank of Ceylon PLC	Banks	1,618,485	1,433,967
Hatton National Bank PLC	Banks	1,317,908	2,137,844
Hatton National Bank PLC, non-voting	Banks	633,732	805,067
Hemas Holdings PLC	Industrial Conglomerates	1,133,930	930,783
			5,307,661
Togo 0.2%
Ecobank Transnational Inc	Banks	3,886,444	183,095
Ukraine 1.5%
[c] MHP SE, GDR, Reg S	Food Products	141,787	1,630,550
United Arab Emirates 2.2%
Aramex PJSC	Air Freight & Logistics	2,068,417	2,421,177
Vietnam 14.0%
Binh Minh Plastics JSC	Building Products	955,767	3,602,539
DHG Pharmaceutical JSC	Pharmaceuticals	1,232,568	6,241,538
[a] Hoa Phat Group JSC	Metals & Mining	529,541	1,092,426
Imexpharm Pharmaceutical JSC	Pharmaceuticals	199,538	579,899
Vietnam Container Shipping JSC.	Marine	421,443	797,976
Vietnam Dairy Products JSC.	Food Products	305,167	2,803,075
			15,117,453
Zimbabwe 5.8%
[b] Delta Corp. Ltd	Beverages	5,908,770	6,216,449
Total Common Stocks (Cost $71,720,832)			97,766,365

|11

TEMPLETON GLOBAL INVESTMENT TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Frontier Markets Fund (continued)
	Industry	Shares	Value
Participatory Notes 7.7%
Saudi Arabia 7.7%
[a,d] Deutsche Bank AG/London, Savola Al-Azizia United Co.,
144A, 8/06/20	Food Products	23,635	$247,360
HSBC Bank PLC,
Mouwasat Medical Services Co., 3/05/18	Health Care Providers & Services	38,818	1,571,227
[d] Samba Financial Group, 144A, 5/06/20	Banks	262,049	1,625,273
[d] Morgan Stanley BV,
Al Rajhi Bank, 144A, 7/02/18	Banks	28,187	485,529
Saudi British Bank, 144A, 7/23/18	Banks	78,378	574,726
Saudi Dairy & Foodstuff Co., 144A, 2/05/18	Food Products	80,633	2,838,054
[a] Savola Al-Azizia United Co., 144A, 7/23/18	Food Products	92,035	963,223
Total Participatory Notes
(Cost $7,932,137)			8,305,392
Preferred Stocks (Cost $1,346,306) 1.1%
Colombia 1.1%
[e] Bancolombia SA, 3.228%, ADR, pfd	Banks	31,200	1,237,392
Total Investments before Short Term
Investments (Cost $80,999,275)			107,309,149

Short Term Investments (Cost $1,265,336) 1.2%
Money Market Funds 1.2%
United States 1.2%
[f,g] Institutional Fiduciary Trust Money Market Portfolio, 0.89%		1,265,336	1,265,336
Total Investments (Cost $82,264,611) 100.6%			108,574,485
Other Assets, less Liabilities (0.6)%			(678,090)
Net Assets 100.0%			$107,896,395

See Abbreviations on page 17.

aNon-income producing.
bFair valued using significant unobservable inputs. See Note 7 regarding fair value measurements.
cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At December 31, 2017, the aggregate value of these securities was $4,010,222, representing 3.7% of net assets.
dSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
December 31, 2017, the aggregate value of these securities was $6,734,165, representing 6.2% of net assets.
eVariable rate security. The rate shown represents the yield at period end.
fSee Note 6 regarding investments in affiliated management investment companies.
gThe rate shown is the annualized seven-day yield at period end.

|12

TEMPLETON GLOBAL INVESTMENT TRUST

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Templeton Global Investment Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of six separate funds, three of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Investments in open-end mutual funds are valued at the closing NAV.

Certain derivative financial instruments trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a

|13

TEMPLETON GLOBAL INVESTMENT TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

2. FINANCIAL INSTRUMENT VALUATION (continued)

series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

Certain or all Funds entered into OTC forward exchange contracts primarily to manage exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

The following Funds have invested in derivatives during the period.

Templeton Dynamic Equity Fund – Forwards

|14

TEMPLETON GLOBAL INVESTMENT TRUST
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

4. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

5. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended December 31, 2017, investments in “affiliated companies” were as follows:

	Number of			Number of				Net Change in
	Shares Held			Shares Held	Value		Realized	Unrealized
	at Beginning	Gross	Gross	at End	at End	Dividend	Gain	Appreciation
Name of Issuer	of Period	Additions	Reductions	of Period	of Period	Income	(Loss)	(Depreciation)

Templeton Emerging Markets Small Cap Fund
Non-Controlled Affiliates
Pinar Sut Mamulleri Sanayii AS	3,279,170	—	—	3,279,170	$10,813,493	$714,379	$—	$(3,281,343)
Reysas Gayrimenkul Yatirim Ortakligi AS	24,575,397	—	—	24,575,397	8,233,724	—	—	2,958,873
Total Affiliated Securities (Value is 1.8% of Net Assets)					$19,047,217	$714,379	$—	$(322,470)

6. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended December 31, 2017, investments in affiliated management investment companies were as follows:

	Number of			Number of				Net Change in
	Shares Held			Shares	Value		Realized	Unrealized
	at Beginning	Gross	Gross	Held at End	at End	Dividend	Gain	Appreciation
	of Period	Additions	Reductions	of Period	of Period	Income	(Loss)	(Depreciation)
Templeton Dynamic Equity Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio, 0.89%.	177,439	3,318,646	(2,892,491)	603,594	$603,594	$2,686	$—	$—
Templeton Emerging Markets Small Cap Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio, 0.89%.	50,565,897	180,677,146	(169,488,793)	61,754,250	$61,754,250	$164,801	$—	$—
Templeton Frontier Markets Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio, 0.89%.	3,905,877	34,857,885	(37,498,426)	1,265,336	$1,265,336	$17,155	$—	$—

7. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

• Level 1 – quoted prices in active markets for identical financial instruments

|15

TEMPLETON GLOBAL INVESTMENT TRUST
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

7. FAIR VALUE MEASUREMENTS (continued)

• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of December 31, 2017, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Templeton Dynamic Equity Fund
Assets:
Investments in Securities:[a]
Equity Investments[b]	$10,664,824	$—	$—	$10,664,824
Short Term Investments	603,594	—	—	603,594
Total Investments in Securities	$11,268,418	$—	$—	$11,268,418

Other Financial Instruments:
Forward Exchange Contracts	$—	$3,503	$—	$3,503

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$94,297	$—	$94,297

Templeton Emerging Markets Small Cap Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Kuwait	$—	$—	$462,677	$462,677
All Other Equity Investments.	988,170,763	—	—	988,170,763
Participatory Notes	—	10,043,147	—	10,043,147
Short Term Investments	61,754,250	—	—	61,754,250
Total Investments in Securities	$1,049,925,013	$10,043,147	$462,677	$1,060,430,837

Templeton Frontier Markets Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Kuwait	$9,911,908	$—	$952,691	$10,864,599
Zimbabwe	—	—	6,216,449	6,216,449
All Other Equity Investments.	81,922,709	—	—	81,922,709
Participatory Notes	—	8,305,392	—	8,305,392
Short Term Investments	1,265,336	—	—	1,265,336
Total Investments in Securities	$93,099,953	$8,305,392	$7,169,140	$108,574,485

[a]For detailed categories, see the accompanying Statement of Investments.
[b]Includes common and preferred stocks as well as other equity investments.

|16

TEMPLETON GLOBAL INVESTMENT TRUST
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period. The reconciliation of assets is as follows:

									Net Change in
									Unrealized
									Appreciation
						Net	Net		(Depreciation)
	Balance at		Transfers	Transfers		Realized	Unrealized	Balance	on Assets
	Beginning of	Purchases	Into	Out of	Cost Basis	Gain	Appreciation	at End	Held at
	Period	(Sales)	Level 3[a]	Level 3	Adjustments	(Loss)	(Depreciation)	of Period	Period End
Templeton Frontier Markets Fund
Assets:
Investments in Securities:
Equity Investments:
Kuwait	$803,679	$—	$—	$—	$—	$—	$149,012	$952,691	$149,012
Zimbabwe	—	—	4,391,250	—	—	—	1,825,199	6,216,449	1,825,199
Total	$803,679	$—	$4,391,250	$—	$—	$—	$1,974,211	$7,169,140	$1,974,211

aThe investment was transferred into Level 3 as a result of the unavailability of a foreign exchange rate to translate the value into the U.S. dollar equivalent.

Significant unobservable valuation inputs for material Level 3 financial instruments and impact to fair value as a result of changes in unobservable valuation inputs as of December 31, 2017, are as follows:

					Impact to Fair
	Fair Value at				Value if Input
Description	End of Period	Valuation Technique	Unobservable Inputs	Amount	Increases[a]
Templeton Frontier Markets Fund
Assets:
Investments in Securities:
Equity Investments:
			Discount for lack of
Kuwait	$952,691	Market Comparables	marketability	50.0%	Decrease[b]
			Implied foreign
Zimbabwe	6,216,449	Market Comparables	exchange rate	1.5	Decrease[b]
Total	$7,169,140

[a]Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
[b]Represents a significant impact to fair value and net assets.

8. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

ABBREVIATIONS
Counterparty	Selected Portfolio
BOFA Bank of America N.A.	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.

|17

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Global Investment Trust

By /s/MATTHEW T. HINKLE

    Matthew T. Hinkle

    Chief Executive Officer –

    Finance and Administration

Date February 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/MATTHEW T. HINKLE

    Matthew T. Hinkle

    Chief Executive Officer –

    Finance and Administration

Date February 26, 2018

By /s/ROBERT G. KUBILIS

  Robert G. Kubilis

  Chief Financial Officer and

  Chief Accounting Officer

Date February 26, 2018